INVENTORIES	12 Months Ended
Sep. 30, 2021
INVENTORIES
INVENTORIES

5.INVENTORIES

Inventories consist of the following:

	September 30,	September 30,
	2021	2020
Finished Goods	$249,571	$—
Goods-in-process	844,194	967,993
Total	$1,093,765	$967,993

The Company capitalizes inventory that has been produced for commercial sale and has been determined to have a probable future economic benefit. The determination of whether or not the inventory has a future economic benefit requires estimates by management. To the extent that inventory is expected to expire prior to being sold or used for research and development or used for samples, the Company will write down the value of inventory.